Expense Example - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Floating Rate High Income Fund - Class A
Expense Example:
1 year	$ 377
3 years	594
5 years	828
10 years	1,500
Fidelity Advisor Floating Rate High Income Fund - Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,897
Fidelity Advisor Floating Rate High Income Fund - Class M
Expense Example:
1 year	375
3 years	588
5 years	818
10 years	1,477
Fidelity Advisor Floating Rate High Income Fund - Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Floating Rate High Income Fund - Class Z
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847